CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Total
Balance at Dec. 31, 2015	$ 1,098	$ 546,822	$ (103,081)	$ 397,075	$ 841,914
Balance (in shares) at Dec. 31, 2015	109,782,000
Increase (Decrease) in Stockholders' Equity
Net loss				(366,195)	(366,195)
Net movement in other comprehensive income			11,918		11,918
Issuance of common stock (in shares)	17,000
Stock compensation		76			76
Balance at Dec. 31, 2016	$ 1,098	546,898	(91,163)	30,880	487,713
Balance (in shares) at Dec. 31, 2016	109,799,000
Increase (Decrease) in Stockholders' Equity
Net loss				83,905	83,905
Net movement in other comprehensive income			(22,913)		$ (22,913)
Stock compensation (in shares)					0
Balance at Dec. 31, 2017	$ 1,098	546,898	(114,076)	114,785	$ 548,705
Balance (in shares) at Dec. 31, 2017	109,799,000
Increase (Decrease) in Stockholders' Equity
Net loss				(32,936)	(32,936)
Paid-in capital		10,000			10,000
Net movement in other comprehensive income			(4,634)		(4,634)
Issuance of common stock	$ 993	167,719			168,712
Issuance of common stock (in shares)	99,342,000
Stock compensation	$ 42	964			1,006
Stock compensation (in shares)	4,183,000
Balance at Dec. 31, 2018	$ 2,133	$ 725,581	$ (118,710)	$ 81,849	$ 690,853
Balance (in shares) at Dec. 31, 2018	213,324,000